Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]	The components of the provision for income tax expense (benefit) are as follows:

(In millions)	2015
Deferred income tax expense (benefit):
Federal	$3
State	(2)
Total deferred	1
Provision for income tax	$1

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
A reconciliation of the provision for income tax and the amount computed by applying the federal statutory rate of 35 percent to the income before income taxes for the year ended December 31, 2015 is as follows:

(In millions)	MarkWest Hydrocarbon	Partnership	Eliminations	Consolidated(1)
Income before provision for income tax	$9	$240	$1	$250
Federal statutory rate	35%	—%	—%
Federal income tax at statutory rate(2)	3	—	—	3
State income taxes net of federal benefit - MarkWest Hydrocarbon	—	(2)	—	(2)
Provision on income from Class A units(1)	1	—	—	1
Other	(1)	—	—	(1)
Provision for income tax	$3	$(2)	$—	$1

(1)	Financial information has been retrospectively adjusted for the acquisition of HSM from MPC. See Notes 1 and 3. Prior to this acquisition, MPC paid all income taxes related to HSM.

(2)	MarkWest Hydrocarbon pays tax on its share of the Partnership’s income or loss as a result of its ownership of Class A units.

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Deferred tax assets and liabilities consist of the following:

	December 31,
(In millions)	2015	2014
Deferred tax assets:
Derivatives	$9	$—
Net operating loss carryforwards	62	—
Total deferred tax assets	71	—
Deferred tax liabilities
Property, plant and equipment	7	2
Investments in subsidiaries and affiliates	442	—
Total deferred tax liabilities	449	2
Net deferred tax liabilities(1)	$378	$2

(1)	See Note 3 for discussion regarding a recently adopted accounting standard related to deferred tax assets and liabilities.